Income Taxes - Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Income before income taxes	$ 16,918	$ 11,581	$ 28,350	$ 22,247
Income tax (expense)	$ (3)	$ (3)	$ (6)	$ (6)
Effective tax rate	0.00%	0.00%	0.00%	0.00%